Note 2. Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
NET LOSS APPLICABLE TO COMMON STOCKHOLDERS	$ (1,309,603)	$ (885,673)
Accumulated deficit	(36,679,875)	(35,370,272)
Accounts payable and accrued expenses	5,851,208	4,784,690
Cash	$ 65	$ 17,606	$ 15,655